Vessels and Equipment, Net - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in Property, Plant and Equipment [Roll Forward]
Additions	$ 0
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation	28,747	$ 17,412	$ 2
Vessels and equipment, net book value	1,147,274	812,478
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	819,884	0
Additions	0	0
Newbuildings	358,531	819,884
Disposals	0	0
Ending balance, cost	1,178,415	819,884	0
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance, accumulated depreciation	15,931	0
Depreciation	26,280	15,931
Disposals	0	0
Ending balance, accumulated depreciation	42,211	15,931	0
Vessels and equipment, net book value	1,136,204	803,953	0
Dry-docking
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	10,000	0
Additions	0	0
Newbuildings	5,000	10,000
Disposals	0	0
Ending balance, cost	15,000	10,000	0
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance, accumulated depreciation	1,475	0
Depreciation	2,455	1,475
Disposals	0	0
Ending balance, accumulated depreciation	3,930	1,475	0
Vessels and equipment, net book value	11,070	8,525	0
Total
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	829,884	0
Additions		0
Newbuildings	363,531	829,884
Disposals	0	0
Ending balance, cost	1,193,415	829,884	0
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance, accumulated depreciation	17,406	0
Depreciation	28,735	17,406
Disposals	0	0
Ending balance, accumulated depreciation	46,141	17,406	0
Vessels and equipment, net book value	$ 1,147,274	$ 812,478	$ 0